Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit (expense)	$ 400,000	$ 0		$ 1,500,000	$ 0	$ (309,000)	$ (800)
Pre-tax loss	(4,500,000)	$ 400,000	$ 6,800,000	(22,600,000)	$ (2,200,000)	$ 317,853	$ (342)
Effective income tax rate			22.70%			97.20%	(233.90%)
Net deferred tax liabilities related to property and equipment assets and other temporary items	$ 17,400,000		$ 17,400,000	$ 17,400,000